INCOME TAXES - Narrative (Details) $ in Millions	Dec. 31, 2020 USD ($)
Canada Tax Authority
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Capital loss carryforwards	$ 15.9
Capital loss carryforwards, tax benefits recognized	0.0
Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	48.1
Unused tax losses, tax benefits not recognized	0.6
State
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	69.5
Unused tax losses, tax benefits not recognized	$ 2.4